Inventories, Net - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Schedule of Inventories [Abstract]
Work in progress	$ 478,565	$ 878,322
Finished goods	1,468,567	1,404,946
Raw materials	554,991	527,252
Less: impairment	573,844	355,043	$ 216,577	$ 251,642
Inventories, net	$ 1,928,279	$ 2,455,477